Annual Total Returns[BarChart] - UltraShort Emerging Markets ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	14.66%	(25.79%)	(1.20%)	(7.66%)	21.83%	(32.42%)	(48.37%)	20.65%	(39.81%)	(57.91%)